TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
TAXES ON INCOME [Abstract]
Carryforward tax losses	$ 30,352	$ 26,274
Temporary differences relating to property, equipment and intangibles	3,980	2,501
Other	7,448	8,517
Gross deferred tax assets	41,780	37,292
Valuation allowance	(36,393)	(30,120)
Net deferred tax assets	5,387	7,172
Temporary differences relating to property, equipment and intangibles	(5,319)	(7,103)
Net deferred tax assets (foreign)	$ 68	$ 69